Biocept Asset Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Asset Acquisition [Abstract]
Biocept Asset Acquisition
12. Biocept Asset Acquisition
On April 26, 2024, the Company, after having its bid accepted by the United States Bankruptcy Court for the District of Delaware, acquired from Biocept, Inc. (“Biocept”), for a total cash payment of $400,000, substantially all of the right, title and interest in a cerebrospinal fluid cancer diagnostic portfolio (the “CNSide
®
Platform”), including (i) intellectual property, (ii) inventory and raw materials, and (iii) data, information, results and reports pertaining to the completed and on-going
clinical studies involving the use of the CNSide Platform (including, but not limited to, the FORESEE clinical study that was being conducted by Biocept), related to the development, making, selling, and exporting or importing of the CNSide proprietary cell enumeration test (the “CNSide Test”).
The Company concluded that the acquisition of the Biocept assets was not a business combination, as Biocept did not meet the definition of a business in ASC 805, Business Combination. The Company accounted for the asset purchase transaction under the authoritative guidance for asset acquisitions, and allocated the costs of acquisition of approximately $45,000 among the assets acquired based on the relative fair value of such assets, which is predominately concentrated in the intellectual property acquired including patents and trademarks. The intangible assets acquired from Biocept are capitalized and amortized over a useful life of four years.

12. Biocept Asset Acquisitions
On April 26, 2024, the Company, after having its bid accepted by the United States Bankruptcy Court for the District of Delaware, acquired from Biocept, for a total cash payment of $400,000, substantially all of the right, title and interest in a cerebrospinal fluid cancer diagnostic portfolio (the “CNSide
TM
Platform”), including (i) intellectual property, (ii) inventory and raw materials, and (iii) data, information, results and reports pertaining to the completed and on-going
clinical studies involving the use of the CNSide
TM
Platform (including, but not limited to, the FORESEE clinical study that was being conducted by Biocept), related to the development, making, selling, and exporting or importing of the CNSide
TM
proprietary cell enumeration test (the “CNSide
TM
Test”).
The Company concluded that the acquisition of the Biocept assets was not a business combination, as Biocept did not meet the definition of a business in ASC 805, Business Combination. The Company accounted for the asset purchase transaction under the authoritative guidance for asset acquisitions, and allocated the costs of acquisitions of approximately $45,000 among the assets acquired based on the relative fair value of such assets, which is predominately concentrated in the intellectual property acquired including patents and trademarks. The intangible assets acquired from Biocept are capitalized and amortized over a useful life of four years.